Borrowings (Details) - Schedule of Borrowings and Capital Expenditures - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Schedule of Borrowings and Capital Expenditures [Line Items]
Total short-term borrowings		$ 1,000,548	$ 2,811,556
Total long-term borrowings		4,385,965
Total borrowings		$ 5,386,513	2,811,556
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-Term Interest Rate	[1]	4.80%
Long-Term Borrowing Date	[1]	Jun. 25, 2022
Long-Term Maturity Date	[1]	Jun. 21, 2023
Total long-term borrowings	[1]	$ 4,385,965
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate		4.35%
Short-Term Borrowing Date		Aug. 30, 2022
Short-Term Maturity Date		Aug. 29, 2023
Total short-term borrowings			281,156
Tianjin Rural Commercial Bank [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate		3.70%
Short-Term Borrowing Date		Jan. 25, 2022
Short-Term Maturity Date		Jan. 24, 2023
Total short-term borrowings			2,530,400
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[2]	6.09%
Short-Term Borrowing Date	[2]	Dec. 15, 2022
Short-Term Maturity Date	[2]	Dec. 14, 2023
Total short-term borrowings	[2]	$ 109,649
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[3]	4.10%
Short-Term Borrowing Date	[3]	Mar. 24, 2022
Short-Term Maturity Date	[3]	Mar. 23, 2023
Total short-term borrowings	[3]	$ 616,776
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[4]	3.95%
Short-Term Borrowing Date	[4]	Aug. 31, 2022
Short-Term Maturity Date	[4]	Aug. 30, 2024
Total short-term borrowings	[4]	$ 274,123

[1]	On June 25, 2023, Jiangsu New Energy obtained a loan facility of up to RMB56,810,000 ($7,786,458) from Bank of Jiangnan, specified for expenditures on the construction of Changzhou manufacturing plant built for the production of two-wheeler e-bicycles, intelligent unmanned patrol vehicles and graphene batteries. On June 27, 2023, RMB32,000,000 ($4,385,965) was drawn from the bank. The loan facility was guaranteed by Shuang Wu, Chief Operating Officer and a significant shareholder of the Company, and also pledged by the land use right of Jiangsu New Energy.
[2]	On December 15, 2022, Changzhou EZGO entered into a revolving loan facility of RMB800,000 ($109,649) with Bank of Jiangsu.
[3]	On March 24, 2023, Changzhou EZGO entered into a non-revolving loan facility of RMB4,500,000 ($616,776) with Agricultural Bank of China.
[4]	On August 31, 2023, Yizhiying entered into a revolving loan facility of RMB2,000,000 ($274,123) with Bank of Jiangsu.